Operating Leases (Linn Energy, LLC [Member])	12 Months Ended
Dec. 31, 2012
Linn Energy, LLC [Member]
Operating Leased Assets [Line Items]
Operating Leases
Operating Leases
The Company leases office space and other property and equipment under lease agreements expiring on various dates through 2019. The Company recognized expense under operating leases of approximately $7 million, $5 million and $5 million, for the years ended December 31, 2012, December 31, 2011, and December 31, 2010, respectively.
As of December 31, 2012, future minimum lease payments were as follows (in thousands):

2013	$6,459
2014	6,718
2015	6,660
2016	4,396
2017	4,381
Thereafter	8,761
$37,375